Vessel Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Vessel Revenues [Abstract]
Vessel Revenues
The following table includes the voyage revenues earned by the Company by type of contract (time charters, voyage charters and pool agreements) in each of the years ended December 31, 2022, 2023 and 2024, as presented in the accompanying consolidated statements of comprehensive income:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2023	2024
Time charter revenues	—	3,439,356	14,315,299
Voyage charter revenues	—	3,253,385	1,310,312
Pool revenues	15,637,653	15,611,872	6,768,672
Total Vessel Revenues	$15,637,653	$22,304,613	$22,394,283